LIQUIDITY AND CAPITAL MANAGEMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Liquidity and Capital Management [Abstract]
Capital	$ 120,000	$ 103,000
Percent of debt representing non-recourse mortgages	1.00%
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	$ 69,056
Capital securities	2,835	2,833
Lease obligations	5,196
Commitments	258
Debt obligations	10,307
Capital securities	1,530
Interest rate swaps	(17)
Borrowing costs capitalised	344	$ 302
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	28,824
Capital securities	795
Lease obligations	66
Commitments	182
Debt obligations	3,765
Capital securities	169
Interest rate swaps	(20)
1 Year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	13,749
Capital securities	164
Lease obligations	63
Commitments	73
Debt obligations	2,172
Capital securities	128
Interest rate swaps	(3)
2 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	6,859
Capital securities	565
Lease obligations	63
Commitments	2
Debt obligations	1,575
Capital securities	125
Interest rate swaps	2
3 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	7,958
Capital securities	0
Lease obligations	63
Commitments	0
Debt obligations	1,035
Capital securities	86
Interest rate swaps	3
4 Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,822
Capital securities	0
Lease obligations	64
Commitments	1
Debt obligations	529
Capital securities	88
Interest rate swaps	1
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt obligations	5,844
Capital securities	1,311
Lease obligations	4,877
Commitments	0
Debt obligations	1,231
Capital securities	934
Interest rate swaps	$ 0